Related Party Transactions (Details) - Related Party Note [Member] - Officer [Member] - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
Related Party Transaction [Line Items]
Debt instrument face amount				$ 175
Debt instrument interest rate stated percentage				0.88%
Debt weighted average interest rate			0.78%
Debt instrument maturity date		Aug. 10, 2021
Merger Agreement [Member]
Related Party Transaction [Line Items]
Stock repurchased during period shares	19,226